Other Income and Expenses	12 Months Ended
Dec. 31, 2018
Other Income And Expense [Abstract]
Other Income and Expenses

15. Other income and expenses

(1)

Other income for the years ended December 31, 2018 2017 and 2016 are as follows:

	2018		2017			2016
		(In millions of Korean won)
Gain on disposal of property and equipment	~~W~~	16	~~W~~	2	~~W~~	2
Miscellaneous gain		106		163		42
Total	~~W~~	122	~~W~~	165	~~W~~	44

(2) Other expenses for the years ended December 31, 2018, 2017 and 2016 are as follows:

	2018		2017			2016
		(In millions of Korean won)
Loss on retirement and disposal of property and equipment	~~W~~	5	~~W~~	37	~~W~~	—
Impairment loss on intangible assets		623		230		5
Miscellaneous loss		14		1		64
Total	~~W~~	642	~~W~~	268	~~W~~	69